Income taxes: (Details) - Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provision for Income Taxes [Abstract]
Computed expected benefit of income taxes	$ (1,891,163)	$ (865,648)	$ (966,289)
Stock-based compensation	1,286,201	332,082	68,037
Non-deductible interest expense	25,722	25,658	52,648
Impact of change in tax rate		5,163,267	0
Expiry of tax credits	18,486
True up of prior year balances	37,917
Increase (decrease) in valuation allowance	522,837	(4,655,359)	845,604
Income tax provision			$ 0